Portfolio of Investments
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.116%	20,750,000	20,176,781
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	8.551%	12,000,000	11,486,088
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	3.451%	11,200,000	11,103,266
ARES XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A3R
3-month USD LIBOR + 1.500% 10/15/2030	3.501%	25,250,000	24,982,653
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	3.434%	32,414,000	32,081,886
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	9,600,000	9,713,526
Series 2019-B Class A
10/15/2026	2.720%	22,348,340	22,369,737
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	3.556%	38,425,000	38,181,270
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	3.566%	8,686,000	8,589,898
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	3.421%	11,725,000	11,500,161
Series 2015-4A Class A2R
3-month USD LIBOR + 1.800% 07/20/2032	3.766%	14,400,000	14,368,723
CLUB Credit Trust(a)
Series 2018-NP1 Class C
05/15/2024	4.740%	6,519,072	6,554,510
Conn’s Receivables Funding LLC(a)
Series 2019-A Class A
10/16/2023	3.400%	6,516,696	6,545,372
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-A Class B
10/16/2023	4.360%	7,700,000	7,766,895
Series 2019-B Class A
06/17/2024	2.660%	21,400,000	21,399,596
Series 2019-B Class B
06/17/2024	3.620%	12,000,000	11,999,474
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	14,710,733	14,796,470
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	11,600,000	11,598,847
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class B
07/25/2024	4.280%	10,560,000	10,590,580
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	3.560%	23,650,000	23,557,954
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	16,509,569	16,564,671
Series 2019-2 Class A
08/15/2025	4.000%	21,477,465	21,513,336
Series 2019-3 Class A
10/15/2025	3.750%	21,777,557	21,736,242
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	3.926%	14,000,000	13,858,950
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	4.853%	6,000,000	6,009,954
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	6.053%	9,500,000	9,501,577
Morgan Stanley Resecuritization Pass-Through Trust(a),(c)
Series 2018-SC1 Class B
09/18/2023	1.000%	6,517,098	6,451,927
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	3.466%	24,000,000	23,799,312
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	3.686%	14,700,000	14,322,004
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.416%	18,500,000	18,334,813
Pagaya AI Debt Selection Trust(a),(c)
Series 2019-1 Class A
06/15/2026	3.690%	23,935,846	24,077,965
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	10,339,282	10,430,710
Series 2019-3 Class A
11/16/2026	3.821%	24,729,299	24,764,946
Palmer Square Loan Funding Ltd.(a),(b)
Series 2019-2A Class A2
3-month USD LIBOR + 1.600% Floor 1.600% 04/20/2027	3.566%	22,000,000	21,999,538
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	8,898,762	8,920,965
Series 2018-1A Class C
06/17/2024	4.870%	12,900,000	13,053,789
Series 2019-3A Class A
07/15/2025	3.190%	7,331,255	7,363,579
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	7,329,312	7,404,690
Prosper Pass-Through Trust(a),(c)
Series 2019-ST2 Class A
11/15/2025	3.750%	17,093,000	17,093,000
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	3.701%	14,200,000	14,176,243
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	8.501%	5,000,000	4,730,825
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	25	6,166,667
Series 2016-A Class RIO
01/25/2038	0.000%	20	2,600,000
Series 2016-A Class RPO
01/25/2038	0.000%	20	5,896,417
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a),(g)
Series 2019-3 Class A
01/21/2030	2.684%	14,177,000	14,175,941
Voya CLO Ltd.(a),(b)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	3.451%	14,400,000	14,145,725
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class E
03/17/2025	3.590%	9,080,000	9,112,851
Total Asset-Backed Securities — Non-Agency (Cost $701,364,971)			677,570,324

Commercial Mortgage-Backed Securities - Non-Agency 4.6%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	4.715%	9,200,000	9,211,514
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2035	4.015%	10,000,000	9,999,992
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	4.665%	18,350,000	18,418,218
CALI Mortgage Trust(a),(h)
Series 2019-101C Class F
03/10/2039	4.469%	4,700,000	4,836,661
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	3.165%	12,970,000	12,974,056
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	4.765%	4,000,000	4,003,742
CLNY Trust(a),(b),(g)
Series 2019-IKPR Class F
1-month USD LIBOR + 3.520% Floor 3.520% 11/15/2038	5.290%	16,735,000	16,639,616
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	4,000,000	3,959,179
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	9,920,000	9,075,267

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton U.S.A. Trust(a),(h)
Series 2016-HHV Class F
11/05/2038	4.333%	28,590,000	28,725,442
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	9,700,000	9,713,555
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.016%	4,498,307	4,498,294
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class E
11/10/2036	3.177%	15,500,000	14,878,030
Morgan Stanley Capital I Trust(a),(b)
Subordinated Series 2017-ASHF Class E
1-month USD LIBOR + 3.150% Floor 3.150% 11/15/2034	4.915%	12,600,000	12,607,769
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	13,000,000	13,308,653
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	9,500,000	9,720,886
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	3.865%	15,600,000	15,658,428
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	3.265%	10,941,000	10,953,175
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	4.665%	13,795,000	13,856,504
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% Floor 3.821% 02/15/2032	5.586%	11,783,000	11,848,625
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.650% Floor 1.650% 12/15/2034	3.416%	9,790,000	9,757,042
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $236,233,149)			244,644,648
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc.(i)	300	1,947
Media 0.0%
Cumulus Media, Inc., Class A(i)	9,225	159,962
Total Communication Services		161,909
Consumer Discretionary 0.0%
Specialty Retail 0.0%
David’s Bridal, Inc.(c),(i)	11,031	882
Total Consumer Discretionary		882
Energy 0.0%
Energy Equipment & Services 0.0%
Fieldwood Energy LLC(i)	8,596	202,006
Total Energy		202,006
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(i)	3	38
Total Information Technology		38
Materials 0.0%
Metals & Mining 0.0%
Aleris International, Inc.(i)	3,721	80,932
Total Materials		80,932
Utilities 0.0%
Independent Power and Renewable Electricity Producers 0.0%
Vistra Energy Corp.(i)	21,925	23,646
Total Utilities		23,646
Total Common Stocks (Cost $660,505)		469,413

Corporate Bonds & Notes 36.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Bombardier, Inc.(a)
10/15/2022	6.000%	536,000	538,135
12/01/2024	7.500%	927,000	951,611
03/15/2025	7.500%	1,795,000	1,819,748
04/15/2027	7.875%	710,000	712,663

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
07/15/2024	6.500%	4,172,000	4,302,112
05/15/2025	6.500%	579,000	602,329
06/15/2026	6.375%	2,747,000	2,886,145
03/15/2027	7.500%	1,059,000	1,146,901
TransDigm, Inc.(a)
03/15/2026	6.250%	8,046,000	8,644,910
11/15/2027	5.500%	4,492,000	4,504,195
Total			26,108,749
Automotive 0.5%
Ford Motor Co.
01/15/2043	4.750%	14,415,000	12,582,709
Ford Motor Credit Co. LLC
11/02/2020	2.343%	8,310,000	8,285,268
IAA Spinco, Inc.(a)
06/15/2027	5.500%	482,000	507,881
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,796,000	1,826,228
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	836,000	888,922
05/15/2027	8.500%	1,331,000	1,360,690
Total			25,451,698
Banking 2.0%
Ally Financial, Inc.
11/01/2031	8.000%	3,494,000	4,814,041
Bank of America Corp.(j)
01/20/2028	3.824%	23,840,000	25,619,852
Capital One Financial Corp.
01/31/2028	3.800%	11,421,000	12,165,977
Citigroup, Inc.(j)
11/05/2030	2.976%	5,315,000	5,370,272
Goldman Sachs Group, Inc. (The)(j)
05/01/2029	4.223%	9,700,000	10,656,466
JPMorgan Chase & Co.(j)
10/15/2030	2.739%	21,060,000	21,012,105
Morgan Stanley(j)
01/23/2030	4.431%	9,039,000	10,193,737
Wells Fargo & Co.
10/23/2026	3.000%	17,435,000	17,905,577
Total			107,738,027
Brokerage/Asset Managers/Exchanges 0.1%
LPL Holdings, Inc.(a)
09/15/2025	5.750%	119,000	125,535
Subordinated
11/15/2027	4.625%	1,767,000	1,790,765
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NFP Corp.(a)
07/15/2025	6.875%	4,217,000	4,120,716
Total			6,037,016
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	2,170,000	2,302,913
01/15/2028	4.000%	3,816,000	3,819,839
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	4,613,000	4,515,700
11/15/2026	4.500%	1,313,000	1,333,492
Cemex SAB de CV(a)
05/05/2025	6.125%	3,300,000	3,410,395
Core & Main LP(a)
08/15/2025	6.125%	2,178,000	2,228,350
James Hardie International Finance DAC(a)
01/15/2025	4.750%	798,000	824,243
01/15/2028	5.000%	1,493,000	1,564,276
Total			19,999,208
Cable and Satellite 2.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	613,000	635,253
02/15/2026	5.750%	3,586,000	3,801,800
05/01/2026	5.500%	80,000	84,477
05/01/2027	5.125%	5,385,000	5,709,402
05/01/2027	5.875%	766,000	819,899
02/01/2028	5.000%	2,860,000	3,011,136
06/01/2029	5.375%	2,314,000	2,479,271
03/01/2030	4.750%	1,538,000	1,573,827
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	6,195,000	6,465,847
Comcast Corp.
08/15/2047	4.000%	7,413,000	8,254,134
CSC Holdings LLC(a)
07/15/2023	5.375%	4,057,000	4,168,989
10/15/2025	6.625%	404,000	429,819
10/15/2025	10.875%	2,105,000	2,371,782
02/01/2028	5.375%	7,072,000	7,485,075
04/01/2028	7.500%	738,000	833,610
02/01/2029	6.500%	6,065,000	6,768,055
01/15/2030	5.750%	3,974,000	4,194,239
DISH DBS Corp.
11/15/2024	5.875%	3,171,000	3,167,892
07/01/2026	7.750%	7,515,000	7,792,620
Intelsat Jackson Holdings SA
08/01/2023	5.500%	1,418,000	1,128,233
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	2,585,000	2,141,691

The accompanying Notes to Financial Statements are an integral part of this statement.
4	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intelsat Luxembourg SA
06/01/2023	8.125%	2,062,000	961,799
Quebecor Media, Inc.
01/15/2023	5.750%	4,930,000	5,344,285
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	612,000	624,393
02/15/2025	6.625%	2,610,000	2,620,801
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	981,000	1,026,804
04/15/2025	5.375%	599,000	621,944
07/15/2026	5.375%	1,521,000	1,607,808
08/01/2027	5.000%	574,000	604,554
07/01/2029	5.500%	1,093,000	1,172,602
Sky PLC(a)
09/16/2024	3.750%	12,889,000	13,786,894
Viasat, Inc.(a)
04/15/2027	5.625%	796,000	852,510
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	3,859,000	4,044,323
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	5,305,000	5,566,824
Ziggo BV(a)
01/15/2027	5.500%	5,961,000	6,309,690
01/15/2030	4.875%	2,116,000	2,150,928
Total			120,613,210
Chemicals 0.7%
Alpha 2 BV(a),(k)
06/01/2023	8.750%	2,125,000	2,104,000
Angus Chemical Co.(a)
02/15/2023	8.750%	2,564,000	2,568,222
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	2,788,000	2,836,038
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	2,475,000	2,563,674
CF Industries, Inc.
03/15/2034	5.150%	1,487,000	1,627,339
03/15/2044	5.375%	322,000	342,831
Chemours Co. (The)
05/15/2023	6.625%	335,000	332,575
05/15/2027	5.375%	462,000	388,404
INEOS Group Holdings SA(a)
08/01/2024	5.625%	2,853,000	2,928,549
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	5,877,000	6,128,659
PQ Corp.(a)
11/15/2022	6.750%	5,633,000	5,826,095
12/15/2025	5.750%	2,815,000	2,946,335
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPCM SA(a)
09/15/2025	4.875%	1,621,000	1,678,932
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	5,584,000	5,834,114
Total			38,105,767
Construction Machinery 0.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	4,031,000	4,253,182
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,939,000	2,034,920
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	1,849,000	1,928,268
United Rentals North America, Inc.
07/15/2025	5.500%	1,376,000	1,437,739
09/15/2026	5.875%	3,303,000	3,540,041
12/15/2026	6.500%	2,510,000	2,746,760
11/15/2027	3.875%	681,000	688,137
Total			16,629,047
Consumer Cyclical Services 0.3%
APX Group, Inc.
12/01/2022	7.875%	5,906,000	5,866,053
09/01/2023	7.625%	4,270,000	3,756,778
APX Group, Inc.(a)
11/01/2024	8.500%	1,464,000	1,451,776
ASGN, Inc.(a)
05/15/2028	4.625%	2,089,000	2,099,924
frontdoor, Inc.(a)
08/15/2026	6.750%	808,000	882,605
Uber Technologies, Inc.(a)
11/01/2023	7.500%	3,221,000	3,319,266
Total			17,376,402
Consumer Products 0.4%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	882,000	941,179
01/15/2027	7.750%	1,795,000	2,011,685
Mattel, Inc.(a)
12/15/2027	5.875%	292,000	294,526
Mattel, Inc.
11/01/2041	5.450%	2,195,000	1,777,431
Prestige Brands, Inc.(a)
03/01/2024	6.375%	4,790,000	4,986,446
Prestige Brands, Inc.(a),(g)
01/15/2028	5.125%	934,000	956,328
Scotts Miracle-Gro Co. (The)(a)
10/15/2029	4.500%	2,092,000	2,116,899

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.
07/15/2025	5.750%	2,845,000	2,982,103
Valvoline, Inc.
07/15/2024	5.500%	885,000	921,464
08/15/2025	4.375%	2,603,000	2,665,237
Total			19,653,298
Diversified Manufacturing 0.4%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	629,000	663,695
CFX Escrow Corp.(a)
02/15/2024	6.000%	563,000	598,445
02/15/2026	6.375%	1,310,000	1,416,806
Gates Global LLC/Co.(a)
07/15/2022	6.000%	3,608,000	3,609,230
01/15/2026	6.250%	4,978,000	4,975,427
MTS Systems Corp.(a)
08/15/2027	5.750%	1,413,000	1,473,788
Resideo Funding, Inc.(a)
11/01/2026	6.125%	2,568,000	2,478,989
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	532,000	577,242
TriMas Corp.(a)
10/15/2025	4.875%	1,887,000	1,919,824
WESCO Distribution, Inc.
06/15/2024	5.375%	1,398,000	1,446,933
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	746,000	786,488
Total			19,946,867
Electric 4.2%
AES Corp. (The)
03/15/2023	4.500%	549,000	562,549
05/15/2023	4.875%	1,152,000	1,171,752
05/15/2026	6.000%	2,171,000	2,318,781
09/01/2027	5.125%	1,783,000	1,906,512
Calpine Corp.
01/15/2023	5.375%	944,000	956,988
Calpine Corp.(a)
06/01/2026	5.250%	1,333,000	1,390,759
Clearway Energy Operating LLC
08/15/2024	5.375%	5,138,000	5,269,045
10/15/2025	5.750%	1,910,000	2,014,112
09/15/2026	5.000%	2,926,000	3,024,429
CMS Energy Corp.
03/01/2024	3.875%	7,500,000	7,889,341
02/15/2027	2.950%	5,675,000	5,750,117
03/31/2043	4.700%	3,979,000	4,601,736
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
06/01/2024	3.500%	6,660,000	6,940,783
10/01/2026	2.850%	27,095,000	27,314,222
Duke Energy Corp.
10/15/2023	3.950%	6,925,000	7,321,057
09/01/2026	2.650%	2,185,000	2,204,176
08/15/2027	3.150%	6,000	6,225
09/01/2046	3.750%	9,273,000	9,652,268
06/15/2049	4.200%	11,395,000	12,766,491
Emera U.S. Finance LP
06/15/2046	4.750%	15,730,000	18,433,989
Indiana Michigan Power Co.
07/01/2047	3.750%	7,010,000	7,530,476
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	1,227,000	1,261,827
09/15/2027	4.500%	9,022,000	9,230,182
NRG Energy, Inc.
05/15/2026	7.250%	1,696,000	1,858,921
01/15/2027	6.625%	3,130,000	3,388,398
01/15/2028	5.750%	419,000	453,807
NRG Energy, Inc.(a)
06/15/2029	5.250%	2,856,000	3,063,707
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	3,103,000	3,195,948
PPL Capital Funding, Inc.
05/15/2026	3.100%	5,700,000	5,816,181
Progress Energy, Inc.
04/01/2022	3.150%	8,094,000	8,250,732
Southern Co. (The)
07/01/2046	4.400%	19,385,000	21,819,863
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	2,597,000	2,695,375
01/15/2030	4.750%	2,546,000	2,570,649
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	887,000	938,653
02/15/2027	5.625%	3,017,000	3,170,306
07/31/2027	5.000%	3,480,000	3,616,808
WEC Energy Group, Inc.
06/15/2025	3.550%	4,810,000	5,105,197
Xcel Energy, Inc.
12/01/2026	3.350%	4,600,000	4,829,723
06/15/2028	4.000%	14,060,000	15,493,696
Total			225,785,781
Environmental 0.1%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	646,000	676,307
07/15/2029	5.125%	453,000	477,914

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental, Inc.(a)
03/01/2023	5.375%	599,000	602,554
05/01/2027	8.500%	1,841,000	1,966,315
Hulk Finance Corp.(a)
06/01/2026	7.000%	426,000	433,418
Total			4,156,508
Finance Companies 1.4%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	9,440,000	9,431,338
11/15/2035	4.418%	35,435,000	38,125,350
Global Aircraft Leasing Co., Ltd.(a),(k)
09/15/2024	6.500%	2,586,000	2,645,773
Navient Corp.
03/25/2021	5.875%	913,000	948,529
01/25/2022	7.250%	1,039,000	1,129,886
06/15/2022	6.500%	1,411,000	1,532,232
01/25/2023	5.500%	2,506,000	2,648,863
09/25/2023	7.250%	1,311,000	1,462,629
03/25/2024	6.125%	664,000	709,954
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	3,693,000	3,633,557
Quicken Loans, Inc.(a)
05/01/2025	5.750%	7,412,000	7,695,139
Springleaf Finance Corp.
03/15/2023	5.625%	1,892,000	2,030,668
03/15/2024	6.125%	2,521,000	2,760,189
03/15/2025	6.875%	852,000	973,689
Total			75,727,796
Food and Beverage 2.2%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	23,867,000	28,607,214
B&G Foods, Inc.
04/01/2025	5.250%	2,263,000	2,286,302
09/15/2027	5.250%	1,143,000	1,121,096
Bacardi Ltd.(a)
05/15/2048	5.300%	26,230,000	29,893,566
Conagra Brands, Inc.
11/01/2048	5.400%	8,215,000	9,799,944
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	330,000	349,508
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,449,000	1,275,395
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,166,000	2,255,305
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	22,334,000	22,003,928
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	727,000	770,232
11/01/2026	4.875%	3,211,000	3,399,646
Performance Food Group, Inc.(a)
10/15/2027	5.500%	910,000	973,608
Post Holdings, Inc.(a)
03/01/2025	5.500%	742,000	778,772
08/15/2026	5.000%	3,107,000	3,262,561
03/01/2027	5.750%	7,860,000	8,416,330
01/15/2028	5.625%	1,161,000	1,246,370
12/15/2029	5.500%	185,000	194,885
Total			116,634,662
Gaming 0.9%
Boyd Gaming Corp.
04/01/2026	6.375%	1,350,000	1,444,297
08/15/2026	6.000%	1,471,000	1,569,736
Boyd Gaming Corp.(a),(g)
12/01/2027	4.750%	1,724,000	1,741,084
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	2,049,000	2,115,784
Eldorado Resorts, Inc.
04/01/2025	6.000%	4,115,000	4,340,785
09/15/2026	6.000%	1,304,000	1,437,118
International Game Technology PLC(a)
02/15/2022	6.250%	1,298,000	1,371,518
02/15/2025	6.500%	2,637,000	2,957,149
01/15/2027	6.250%	448,000	502,073
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	184,000	187,952
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	982,536
09/01/2026	4.500%	3,056,000	3,221,654
01/15/2028	4.500%	1,287,000	1,348,005
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	1,156,000	1,295,126
MGM Resorts International
12/15/2021	6.625%	2,043,000	2,221,476
Scientific Games International, Inc.
12/01/2022	10.000%	1,932,000	1,984,686
Scientific Games International, Inc.(a)
10/15/2025	5.000%	7,160,000	7,454,642
03/15/2026	8.250%	2,394,000	2,590,655
05/15/2028	7.000%	936,000	974,525
11/15/2029	7.250%	936,000	978,029
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	1,327,000	1,438,008
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	1,553,000	1,584,324
12/01/2029	4.625%	1,243,000	1,281,787

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	2,695,000	2,883,877
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	785,000	832,290
Total			48,739,116
Health Care 2.1%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	972,000	979,592
03/01/2024	6.500%	2,077,000	2,159,936
Avantor, Inc.(a)
10/01/2025	9.000%	3,915,000	4,375,199
Becton Dickinson and Co.
06/06/2027	3.700%	7,881,000	8,439,675
Cardinal Health, Inc.
06/15/2047	4.368%	12,810,000	12,800,600
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	4,083,000	4,231,074
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	1,779,000	1,893,565
05/01/2028	4.250%	681,000	688,342
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	2,618,000	2,598,940
Cigna Corp.
12/15/2048	4.900%	5,910,000	7,000,738
CVS Health Corp.
03/25/2048	5.050%	19,540,000	23,153,898
Encompass Health Corp.
02/01/2028	4.500%	782,000	801,729
02/01/2030	4.750%	782,000	808,249
HCA, Inc.
02/15/2022	7.500%	3,328,000	3,692,124
09/01/2028	5.625%	3,225,000	3,659,691
02/01/2029	5.875%	3,197,000	3,658,233
Hologic, Inc.(a)
10/15/2025	4.375%	2,189,000	2,260,894
02/01/2028	4.625%	2,416,000	2,550,920
IQVIA, Inc.(a)
05/15/2027	5.000%	2,792,000	2,933,564
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	1,657,000	1,501,414
Select Medical Corp.(a)
08/15/2026	6.250%	1,169,000	1,253,356
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	4,280,000	4,419,428
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	1,560,000	1,640,934
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.
06/01/2026	4.875%	539,000	563,647
11/15/2027	4.625%	1,903,000	2,018,925
Tenet Healthcare Corp.
06/15/2023	6.750%	761,000	823,405
08/01/2025	7.000%	1,768,000	1,858,610
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	3,648,000	3,911,771
11/01/2027	5.125%	5,563,000	5,814,800
Total			112,493,253
Healthcare Insurance 0.4%
Centene Corp.
01/15/2025	4.750%	2,202,000	2,287,744
Centene Corp.(a)
06/01/2026	5.375%	4,546,000	4,836,906
Centene Corp.(a),(g)
12/15/2027	4.250%	3,675,000	3,775,760
12/15/2029	4.625%	4,785,000	5,005,849
WellCare Health Plans, Inc.
04/01/2025	5.250%	4,087,000	4,280,950
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	3,154,000	3,360,697
Total			23,547,906
Home Construction 0.3%
Lennar Corp.
11/15/2024	5.875%	1,191,000	1,324,234
06/01/2026	5.250%	2,550,000	2,795,532
06/15/2027	5.000%	3,780,000	4,107,446
Meritage Homes Corp.
04/01/2022	7.000%	673,000	733,900
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,384,235
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,357,699
03/01/2024	5.625%	695,000	747,438
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	854,000	921,855
Total			13,372,339
Independent Energy 1.2%
Callon Petroleum Co.
10/01/2024	6.125%	532,000	507,237
07/01/2026	6.375%	4,223,000	3,936,355
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	3,132,000	2,995,541

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centennial Resource Production LLC(a)
01/15/2026	5.375%	1,776,000	1,674,056
04/01/2027	6.875%	1,776,000	1,741,556
Chesapeake Energy Corp.
10/01/2026	7.500%	2,273,000	1,070,755
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	7,082,000	6,981,961
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	1,656,000	1,732,328
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	622,000	521,459
Jagged Peak Energy LLC
05/01/2026	5.875%	2,491,000	2,520,998
Matador Resources Co.
09/15/2026	5.875%	4,242,000	4,186,310
Murphy Oil Corp.
12/01/2027	5.875%	2,065,000	2,074,433
Noble Energy, Inc.
11/15/2043	5.250%	2,725,000	2,962,584
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	1,271,000	1,320,060
08/15/2025	5.250%	2,621,000	2,661,001
10/15/2027	5.625%	6,910,000	7,143,847
QEP Resources, Inc.
03/01/2026	5.625%	1,756,000	1,594,085
SM Energy Co.
06/01/2025	5.625%	642,000	583,291
09/15/2026	6.750%	2,458,000	2,239,917
01/15/2027	6.625%	2,321,000	2,112,110
Tullow Oil PLC(a)
03/01/2025	7.000%	3,550,000	3,520,290
WPX Energy, Inc.
09/15/2024	5.250%	2,400,000	2,450,916
06/01/2026	5.750%	4,393,000	4,479,509
10/15/2027	5.250%	1,326,000	1,328,350
Total			62,338,949
Integrated Energy 0.0%
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,166,000	2,301,840
Leisure 0.1%
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	1,163,000	1,205,169
03/15/2026	5.625%	724,000	773,671
10/15/2027	4.750%	2,513,000	2,592,586
Viking Cruises Ltd.(a)
09/15/2027	5.875%	2,952,000	3,165,193
Total			7,736,619
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 1.8%
Brighthouse Financial, Inc.
06/22/2047	4.700%	85,000	77,351
Five Corners Funding Trust(a)
11/15/2023	4.419%	22,756,000	24,630,424
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	9,685,000	12,205,318
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	6,700,000	8,382,267
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	27,029,644
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	8,875,000	11,140,825
05/15/2047	4.270%	2,739,000	3,184,129
Voya Financial, Inc.
06/15/2046	4.800%	5,875,000	6,785,925
Total			93,435,883
Lodging 0.0%
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	1,139,000	1,200,156
Media and Entertainment 0.9%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	4,262,000	4,700,099
08/15/2027	5.125%	4,003,000	4,170,151
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	1,793,000	1,825,126
08/15/2027	6.625%	1,877,000	1,828,163
Discovery Communications LLC
05/15/2049	5.300%	1,616,000	1,867,052
iHeartCommunications, Inc.
05/01/2026	6.375%	1,250,936	1,354,396
05/01/2027	8.375%	6,109,666	6,648,547
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	698,000	719,267
01/15/2028	4.750%	1,637,000	1,646,973
Match Group, Inc.
06/01/2024	6.375%	1,949,000	2,049,550
Match Group, Inc.(a)
12/15/2027	5.000%	131,000	134,328
Netflix, Inc.
04/15/2028	4.875%	4,534,000	4,640,124
11/15/2028	5.875%	2,289,000	2,508,555
05/15/2029	6.375%	338,000	378,752

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/2029	5.375%	1,315,000	1,381,248
06/15/2030	4.875%	2,066,000	2,084,140
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	5,024,000	5,179,429
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	943,000	987,158
03/15/2030	4.625%	2,463,000	2,483,404
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	734,000	754,988
TEGNA, Inc.(a)
09/15/2029	5.000%	2,559,000	2,568,510
Total			49,909,960
Metals and Mining 0.8%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	1,139,000	1,199,381
09/30/2026	7.000%	2,209,000	2,404,909
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	3,343,000	3,443,329
Constellium NV(a)
05/15/2024	5.750%	929,000	956,295
03/01/2025	6.625%	1,472,000	1,534,245
02/15/2026	5.875%	6,477,000	6,769,382
Freeport-McMoRan, Inc.
09/01/2029	5.250%	2,584,000	2,660,289
03/15/2043	5.450%	6,336,000	6,080,984
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	1,503,000	1,543,463
01/15/2025	7.625%	5,122,000	5,142,143
Novelis Corp.(a)
08/15/2024	6.250%	910,000	956,137
09/30/2026	5.875%	7,317,000	7,684,669
Total			40,375,226
Midstream 2.8%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	1,293,000	1,020,145
Cheniere Energy Partners LP
10/01/2026	5.625%	2,322,000	2,441,080
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	5,062,000	5,079,926
DCP Midstream Operating LP
05/15/2029	5.125%	2,326,000	2,356,494
04/01/2044	5.600%	8,329,000	7,927,255
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	1,539,000	1,538,163
Enterprise Products Operating LLC
01/31/2050	4.200%	10,160,000	10,865,544
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	3,977,000	4,158,079
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	20,248,000	21,735,090
Kinder Morgan, Inc.
02/15/2046	5.050%	8,725,000	9,625,202
MPLX LP
04/15/2048	4.700%	5,970,000	5,897,267
NuStar Logistics LP
06/01/2026	6.000%	988,000	1,063,536
04/28/2027	5.625%	2,219,000	2,289,390
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	21,154,000	19,946,913
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	4,138,000	4,145,506
Sunoco LP/Finance Corp.
01/15/2023	4.875%	732,000	751,657
02/15/2026	5.500%	2,023,000	2,103,918
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	459,000	445,660
01/15/2028	5.500%	1,239,000	1,145,404
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	2,654,000	2,703,053
01/15/2028	5.000%	8,531,000	8,440,695
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	4,131,000	4,141,227
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,330,000	2,237,286
Western Gas Partners LP
08/15/2048	5.500%	3,460,000	2,970,656
Williams Companies, Inc. (The)
09/15/2045	5.100%	20,809,000	22,440,376
Total			147,469,522
Natural Gas 0.6%
NiSource, Inc.
02/15/2043	5.250%	4,755,000	5,755,050
05/15/2047	4.375%	9,098,000	10,183,574
Sempra Energy
06/15/2024	3.550%	6,059,000	6,328,430
06/15/2027	3.250%	10,850,000	11,133,769
Total			33,400,823
Oil Field Services 0.3%
Apergy Corp.
05/01/2026	6.375%	3,354,000	3,320,644
Calfrac Holdings LP(a)
06/15/2026	8.500%	1,154,000	464,292

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.
02/01/2025	5.750%	3,684,000	2,873,520
Rowan Companies, Inc.
01/15/2024	4.750%	1,109,000	529,363
SESI LLC
09/15/2024	7.750%	797,000	460,315
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	1,035,960	1,042,331
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	4,653,000	4,653,000
USA Compression Partners LP/Finance Corp.(a)
09/01/2027	6.875%	757,000	773,866
Total			14,117,331
Other REIT 0.2%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	1,043,000	1,076,532
03/15/2027	5.375%	4,505,000	4,957,038
iStar, Inc.
04/01/2022	6.000%	2,394,000	2,454,739
Total			8,488,309
Packaging 0.7%
ARD Finance SA(a),(k)
06/30/2027	6.500%	1,175,000	1,170,742
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	5,086,000	5,348,965
08/15/2026	4.125%	1,675,000	1,704,620
08/15/2027	5.250%	1,996,000	2,065,708
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	1,245,000	1,304,147
Berry Global, Inc.
07/15/2023	5.125%	4,020,000	4,125,048
BWAY Holding Co.(a)
04/15/2024	5.500%	4,229,000	4,342,323
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	1,435,000	1,372,090
Novolex(a)
01/15/2025	6.875%	654,000	624,119
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	2,193,000	2,323,746
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	5,964,858	5,971,341
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	2,299,000	2,358,437
07/15/2024	7.000%	3,073,000	3,180,173
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	2,818,000	2,963,483
08/15/2027	8.500%	838,000	910,548
Total			39,765,490
Pharmaceuticals 1.0%
AbbVie, Inc.(a)
11/21/2049	4.250%	8,510,000	8,946,526
Allergan Funding SCS
06/15/2044	4.850%	4,120,000	4,549,148
Amgen, Inc.
06/15/2051	4.663%	7,245,000	8,551,457
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	2,157,000	2,187,399
03/15/2024	7.000%	881,000	922,942
04/15/2025	6.125%	2,531,000	2,631,721
11/01/2025	5.500%	2,450,000	2,560,459
04/01/2026	9.250%	3,605,000	4,124,568
01/31/2027	8.500%	3,311,000	3,751,547
01/15/2028	7.000%	557,000	610,426
Bristol-Myers Squibb Co.(a)
10/26/2049	4.250%	1,777,000	2,112,461
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	2,289,000	2,367,241
07/15/2027	5.000%	342,000	355,669
Eagle Holding Co. II LLC(a),(k)
05/15/2022	7.750%	1,692,000	1,719,495
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	1,327,000	861,416
Endo Dac/Finance LLC/Finco, Inc.(a),(j)
02/01/2025	6.000%	367,000	227,605
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	3,612,000	3,738,289
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	1,695,000	1,606,038
Total			51,824,407
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	612,000	652,419
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	1,892,000	1,999,441
HUB International Ltd.(a)
05/01/2026	7.000%	2,309,000	2,368,968
USI, Inc.(a)
05/01/2025	6.875%	944,000	953,892
Total			5,974,720

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.3%
CSX Corp.
03/01/2048	4.300%	7,380,000	8,492,217
Union Pacific Corp.
08/15/2059	3.950%	1,224,000	1,292,155
Union Pacific Corp.(a)
03/20/2060	3.839%	6,720,000	6,913,054
Total			16,697,426
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	5,277,000	5,481,398
01/15/2028	3.875%	986,000	993,465
Golden Nugget, Inc.(a)
10/15/2024	6.750%	711,000	734,866
IRB Holding Corp.(a)
02/15/2026	6.750%	5,190,000	5,415,174
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,566,000	1,634,253
Yum! Brands, Inc.(a)
01/15/2030	4.750%	1,021,000	1,056,974
Total			15,316,130
Retailers 0.2%
L Brands, Inc.
06/15/2029	7.500%	2,039,000	2,052,082
11/01/2035	6.875%	884,000	775,565
Lowe’s Companies, Inc.
05/03/2047	4.050%	4,160,000	4,469,247
PetSmart, Inc.(a)
03/15/2023	7.125%	2,549,000	2,288,914
06/01/2025	5.875%	2,806,000	2,753,938
Total			12,339,746
Supermarkets 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	2,387,000	2,453,493
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	1,085,000	1,203,777
02/15/2028	5.875%	1,248,000	1,307,187
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	649,000	641,052
Kroger Co. (The)
02/01/2047	4.450%	18,933,000	20,226,136
01/15/2048	4.650%	1,285,000	1,414,545
Total			27,246,190
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.0%
Ascend Learning LLC(a)
08/01/2025	6.875%	2,974,000	3,124,417
08/01/2025	6.875%	2,272,000	2,387,804
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	471,000	441,488
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	21,890,000	22,344,366
Camelot Finance SA(a)
11/01/2026	4.500%	1,384,000	1,411,530
CDK Global, Inc.
06/01/2027	4.875%	3,104,000	3,248,192
CommScope Finance LLC(a)
03/01/2024	5.500%	1,321,000	1,372,172
03/01/2026	6.000%	2,034,000	2,132,834
CommScope Technologies LLC(a)
06/15/2025	6.000%	2,229,000	2,153,133
03/15/2027	5.000%	642,000	562,763
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	646,000	663,623
Gartner, Inc.(a)
04/01/2025	5.125%	4,384,000	4,594,862
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	2,065,000	2,224,141
Informatica LLC(a)
07/15/2023	7.125%	2,348,000	2,386,422
Iron Mountain, Inc.
08/15/2024	5.750%	3,307,000	3,344,524
Iron Mountain, Inc.(a)
09/15/2029	4.875%	2,337,000	2,363,284
Lenovo Perpetual Securities Ltd.(a),(j)
12/31/2049	5.375%	4,870,000	4,883,342
MSCI, Inc.(a)
08/15/2025	5.750%	1,566,000	1,646,702
NCR Corp.
07/15/2022	5.000%	1,342,000	1,356,014
12/15/2023	6.375%	3,654,000	3,748,971
NCR Corp.(a)
09/01/2027	5.750%	1,354,000	1,400,388
09/01/2029	6.125%	1,692,000	1,787,696
Plantronics, Inc.(a)
05/31/2023	5.500%	1,121,000	1,053,896
PTC, Inc.
05/15/2024	6.000%	2,399,000	2,503,613
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	4,530,000	4,705,383

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	5,055,000	5,520,499
11/15/2026	8.250%	2,913,000	3,270,271
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	1,041,000	1,039,761
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	1,691,000	1,760,510
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	2,261,000	2,328,785
Tencent Holdings Ltd.(a)
01/19/2028	3.595%	7,000,000	7,287,754
VeriSign, Inc.
05/01/2023	4.625%	1,734,000	1,762,129
Verscend Escrow Corp.(a)
08/15/2026	9.750%	3,417,000	3,673,575
Total			104,484,844
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	381,000	386,250
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	2,671,000	2,748,380
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%	6,550,000	7,106,438
FedEx Corp.
04/01/2046	4.550%	16,560,000	17,331,264
Hertz Corp. (The)(a)
06/01/2022	7.625%	943,000	979,883
10/15/2024	5.500%	1,356,000	1,376,245
08/01/2026	7.125%	2,472,000	2,636,693
01/15/2028	6.000%	5,035,000	5,005,529
XPO Logistics, Inc.(a)
06/15/2022	6.500%	1,237,000	1,260,924
Total			38,831,606
Wireless 1.0%
Altice France SA(a)
05/01/2026	7.375%	6,096,000	6,507,660
02/01/2027	8.125%	1,705,000	1,883,889
01/15/2028	5.500%	4,622,000	4,685,634
Altice Luxembourg SA(a)
05/15/2027	10.500%	2,585,000	2,927,693
Millicom International Cellular SA(a)
03/25/2029	6.250%	1,700,000	1,847,030
SBA Communications Corp.
09/01/2024	4.875%	7,614,000	7,914,362
Sprint Capital Corp.
11/15/2028	6.875%	5,605,000	5,974,291
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
02/15/2025	7.625%	846,000	926,086
03/01/2026	7.625%	5,129,000	5,616,377
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	7,774,000	8,334,958
02/01/2026	4.500%	1,047,000	1,078,424
02/01/2028	4.750%	3,940,000	4,137,014
Total			51,833,418
Wirelines 1.3%
AT&T, Inc.
03/01/2029	4.350%	7,766,000	8,568,768
06/15/2045	4.350%	18,935,000	20,142,800
CenturyLink, Inc.
03/15/2022	5.800%	6,347,000	6,690,076
04/01/2024	7.500%	3,898,000	4,388,752
04/01/2025	5.625%	2,486,000	2,619,854
Frontier Communications Corp.(a)
04/01/2026	8.500%	941,000	932,552
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	4,850,000	4,875,949
Telecom Italia Capital SA
09/30/2034	6.000%	832,000	891,024
Verizon Communications, Inc.
09/21/2028	4.329%	10,626,000	12,048,753
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	5,503,000	5,638,153
Total			66,796,681
Total Corporate Bonds & Notes (Cost $1,824,521,019)			1,930,001,926

Foreign Government Obligations(l),(m) 9.9%

Angola 0.0%
Angolan Government International Bond(a)
11/26/2029	8.000%	2,170,000	2,166,459
Belarus 0.1%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	2,200,000	2,351,882
02/28/2030	6.200%	4,400,000	4,671,083
Total			7,022,965
Brazil 0.5%
Brazilian Government International Bond
05/30/2029	4.500%	11,700,000	12,309,287
01/07/2041	5.625%	12,300,000	13,573,646
Total			25,882,933

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		1,729,000	1,751,182
China 0.5%
Sinopec Group Overseas Development 2018 Ltd.(a)
09/12/2025	4.125%		4,400,000	4,729,741
Syngenta Finance NV(a)
04/24/2028	5.182%		17,650,000	18,865,850
Total				23,595,591
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%		8,500,000	9,757,235
Dominican Republic 0.7%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	400,000,000	8,039,084
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	44,440,000	880,005
03/04/2022	10.375%	DOP	397,000,000	7,641,148
02/10/2023	14.500%	DOP	25,000,000	531,458
02/15/2023	8.900%	DOP	42,000,000	794,346
01/25/2027	5.950%		4,475,000	4,854,559
04/30/2044	7.450%		7,900,000	9,229,309
01/27/2045	6.850%		4,881,000	5,375,110
Total				37,345,019
Egypt 0.5%
Egypt Government International Bond(a)
03/01/2024	6.200%		900,000	958,147
04/16/2026	4.750%	EUR	2,100,000	2,381,331
01/31/2027	7.500%		3,900,000	4,254,490
02/21/2028	6.588%		3,850,000	3,930,131
03/01/2029	7.600%		1,250,000	1,327,676
04/11/2031	6.375%	EUR	4,000,000	4,589,712
01/31/2047	8.500%		5,700,000	6,031,699
02/21/2048	7.903%		2,800,000	2,821,154
03/01/2049	8.700%		965,000	1,038,482
Total				27,332,822
El Salvador 0.0%
El Salvador Government International Bond(a)
12/01/2019	7.375%		2,166,000	2,166,278
Honduras 0.3%
Honduras Government International Bond(a)
03/15/2024	7.500%		3,468,000	3,836,076
03/15/2024	7.500%		2,166,000	2,395,889
01/19/2027	6.250%		10,905,000	11,725,766
Total				17,957,731
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 1.3%
Indonesia Government International Bond(a)
04/25/2022	3.750%		900,000	928,988
01/15/2045	5.125%		3,600,000	4,277,735
Indonesia Government International Bond
10/30/2049	3.700%		31,215,000	32,127,803
Indonesia Treasury Bond
04/15/2039	8.375%	IDR	68,305,000,000	5,176,479
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		1,700,000	2,069,697
PT Pertamina Persero(a)
07/30/2029	3.650%		4,983,000	5,161,810
05/30/2044	6.450%		10,600,000	13,499,022
PT Perusahaan Listrik Negara(a)
07/17/2029	3.875%		4,932,000	5,120,780
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		3,000,000	3,025,238
Total				71,387,552
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		1,572,000	1,623,593
10/17/2031	5.875%	EUR	4,830,000	5,363,842
06/15/2033	6.125%		3,847,000	3,771,399
Total				10,758,834
Kazakhstan 0.4%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		1,500,000	2,186,344
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		14,430,000	16,646,312
Total				18,832,656
Mexico 0.7%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,546
05/31/2029	8.500%	MXN	220,000,000	12,340,578
Mexico Government International Bond
05/29/2031	7.750%	MXN	140,000,000	7,486,642
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	18,600,000	927,148
09/12/2024	7.190%	MXN	3,800,000	174,631
01/23/2030	6.840%		3,400,000	3,571,379
Petroleos Mexicanos
01/23/2026	4.500%		10,000,000	9,806,318
11/12/2026	7.470%	MXN	23,700,000	1,043,345
Total				35,352,587

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Morocco 0.2%
Morocco Government International Bond(a)
06/19/2024	3.500%	EUR	4,000,000	4,998,025
OCP SA(a)
04/25/2024	5.625%		6,900,000	7,590,764
Total				12,588,789
Netherlands 0.1%
Equate Petrochemical BV(a)
03/03/2022	3.000%		2,166,000	2,172,522
Petrobras Global Finance BV(a)
01/15/2030	5.093%		4,950,000	5,191,752
Total				7,364,274
Nigeria 0.1%
Nigeria Government International Bond(a)
02/16/2032	7.875%		5,300,000	5,392,156
Oman 0.3%
Oman Government International Bond(a)
06/15/2021	3.625%		2,166,000	2,166,684
01/17/2028	5.625%		10,943,000	10,970,247
Total				13,136,931
Paraguay 0.2%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	2,180,274
08/11/2044	6.100%		4,939,000	5,943,689
Total				8,123,963
Qatar 0.8%
Qatar Government International Bond(a)
03/14/2049	4.817%		33,614,000	41,643,749
Romania 0.5%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	17,500,000	23,967,413
Russian Federation 0.9%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%		3,800,000	3,948,541
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		2,000,000	2,209,024
08/16/2037	7.288%		300,000	411,078
Russian Federal Bond - OFZ
05/23/2029	6.900%	RUB	2,646,523,000	42,903,210
Total				49,471,853
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Saudi Arabia 0.3%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		15,200,000	15,875,394
Senegal 0.2%
Senegal Government International Bond(a)
05/23/2033	6.250%		8,508,000	8,737,195
Serbia 0.1%
Serbia International Bond(a)
09/28/2021	7.250%		3,320,000	3,626,936
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%		6,700,000	6,691,879
Sri Lanka 0.2%
Sri Lanka Government International Bond(a)
03/28/2030	7.550%		9,935,000	9,449,240
Ukraine 0.3%
Ukraine Government International Bond(a)
09/01/2024	7.750%		500,000	529,295
06/20/2026	6.750%	EUR	8,000,000	9,552,603
09/25/2032	7.375%		6,900,000	7,027,828
Total				17,109,726
United Arab Emirates 0.0%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%		2,166,000	2,224,625
Virgin Islands 0.2%
Sinopec Group Overseas Development Ltd.(a)
08/08/2029	2.950%		10,275,000	10,330,078
Total Foreign Government Obligations (Cost $513,529,087)				527,044,045

Inflation-Indexed Bonds(l) 0.6%

Mexico 0.1%
Mexican Udibonos
11/15/2040	4.000%	MXN	114,358,050	6,372,754
United States 0.5%
U.S. Treasury Inflation-Indexed Bond
02/15/2049	1.000%		22,651,326	25,694,952
Total Inflation-Indexed Bonds (Cost $31,532,775)				32,067,706

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency 13.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(n)
CMO Series 304 Class C69
12/15/2042	4.000%	7,644,290	1,308,509
CMO Series 4120 Class AI
11/15/2039	3.500%	5,178,228	336,713
CMO Series 4121 Class IA
01/15/2041	3.500%	5,836,455	462,825
CMO Series 4147 Class CI
01/15/2041	3.500%	12,922,379	1,309,507
CMO Series 4213 Class DI
06/15/2038	3.500%	7,568,817	408,705
Federal Home Loan Mortgage Corp.(b),(n)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	4.185%	7,205,356	1,612,592
CMO Series 326 Class S2
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 03/15/2044	4.185%	22,354,334	3,965,340
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	4.435%	6,909,103	525,962
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.342%	55,633,219	10,618,507
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	4.235%	2,429,819	428,855
Federal Home Loan Mortgage Corp.(h),(n)
CMO Series 4515 Class SA
08/15/2038	2.075%	9,472,716	568,619
CMO Series 4620 Class AS
11/15/2042	2.113%	22,978,304	1,221,127
Federal National Mortgage Association(g)
12/17/2034- 12/12/2049	3.000%	462,500,000	469,200,097
Federal National Mortgage Association
05/01/2041	4.000%	2,138,419	2,244,920
Federal National Mortgage Association(h),(n)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	7,044,545	1
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(n)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	7,917,591	608,880
CMO Series 2012-121 Class GI
08/25/2039	3.500%	5,143,096	322,519
CMO Series 2012-129 Class IC
01/25/2041	3.500%	6,120,514	655,595
CMO Series 2012-131 Class MI
01/25/2040	3.500%	8,649,385	918,734
CMO Series 2012-133 Class EI
07/25/2031	3.500%	2,994,845	219,348
CMO Series 2012-139 Class IL
04/25/2040	3.500%	4,345,149	361,947
CMO Series 2013-1 Class AI
02/25/2043	3.500%	4,171,753	770,572
CMO Series 2013-6 Class MI
02/25/2040	3.500%	5,624,380	470,431
Federal National Mortgage Association(b),(n)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	4.192%	14,961,797	3,283,549
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	4.442%	24,469,979	3,525,032
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	4.292%	16,773,475	3,229,870
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	4.292%	47,747,778	10,261,857
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	4.392%	15,915,542	3,455,617
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.442%	52,827,745	11,051,781

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	4.442%	18,947,686	3,883,302
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.342%	57,722,273	11,680,315
CMO Series 2019-67 Class SE
1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	4.161%	47,519,807	9,726,373
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	4.292%	54,916,045	11,375,958
Government National Mortgage Association(g)
12/19/2049	3.000%	32,000,000	32,887,500
Government National Mortgage Association(n)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	15,389,906	1,668,957
Government National Mortgage Association(b),(n)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	4.376%	22,656,773	4,138,373
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.476%	21,111,807	4,527,421
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	4.526%	25,453,709	4,501,748
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	4.476%	53,868,240	9,139,210
CMO Series 2018-125 Class SU
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	4.476%	42,355,880	8,421,484
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	4.376%	35,119,860	6,716,796
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	4.376%	27,492,105	4,993,273
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	4.476%	20,700,396	4,415,239
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.326%	17,382,809	3,467,768
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.326%	58,303,431	10,482,304
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	4.326%	46,839,551	8,421,845
CMO Series 2019-30 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	4.326%	48,030,432	7,605,182
CMO Series 2019-36 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	4.326%	36,196,928	5,749,795
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	4.326%	43,308,857	7,493,398
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	4.326%	41,738,133	8,230,635

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	4.426%	27,119,683	5,330,089
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	4.426%	27,033,460	4,697,899
CMO Series 2019-97 Class GS
1-month LIBID + 6.100% Cap 6.100% 08/20/2049	4.376%	81,475,216	14,416,249
Total Residential Mortgage-Backed Securities - Agency (Cost $710,952,712)			727,319,124

Residential Mortgage-Backed Securities - Non-Agency 20.3%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	3,086,565	3,121,777
CMO Series 2016-1 Class A2
07/25/2046	5.000%	665,410	679,984
Angel Oak Mortgage Trust LLC(a),(h)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	7,444,000	7,541,653
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A3
04/25/2048	4.218%	14,755,713	14,983,549
Arroyo Mortgage Trust(a),(h)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	12,919,780	13,089,543
Banc of America Funding Trust(a),(c),(h)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	12,763,517	12,496,759
Bayview Opportunity Master Fund IIIb Trust(a),(h)
Series 2019-LT2 Class A1
10/28/2034	3.376%	5,700,000	5,713,659
Bayview Opportunity Master Fund IVa Trust(a),(h)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	2,971,265	2,991,367
Bayview Opportunity Master Fund IVb Trust(a),(h)
CMO Series 2019-RN4 Class A1
10/28/2034	3.278%	19,300,000	19,340,005
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	10,572,117	10,690,128
BCAP LLC Trust(a),(h)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	874,435	859,440
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	3.308%	10,400,000	10,447,232
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.123%	6,320,648	6,325,555
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	3.573%	18,300,000	18,215,754
CMO Series 2019-2A Class M1A
1-month USD LIBOR + 1.000% Floor 1.000% 04/25/2029	2.708%	6,990,811	7,000,020
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	3.158%	18,900,000	18,928,599
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.308%	30,000,000	30,062,019
Bunker Hill Loan Depositary Trust(a),(h)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	13,945,749	13,920,930
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.573%	13,500,000	13,539,860
CIM Trust(a)
CMO Series 2017-8 Class A1
12/25/2065	3.000%	9,432,826	9,440,466
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	2.767%	7,975,000	7,927,016
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2010-6 Class 2A2
09/25/2035	4.899%	774,878	790,508
CMO Series 2013-11 Class 3A3
09/25/2034	4.165%	2,315,298	2,316,618

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	5,250,000	5,365,574
COLT Mortgage Loan Trust(a),(h)
CMO Series 2019-1 Class M1
03/25/2049	4.518%	13,238,000	13,454,380
Credit Suisse Mortgage Capital Certificates(a),(h)
CMO Series 2008-4R Class 3A4
01/26/2038	4.155%	321,721	321,430
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2014-2R Class 18A1
01/27/2037	3.000%	1,492,873	1,490,698
CMO Series 2014-2R Class 19A1
05/27/2036	3.000%	843,158	836,965
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	4,629,779	4,650,557
CSMC Trust(a)
CMO Series 2018-RPL8 Class A1
07/25/2058	4.125%	16,931,229	17,078,328
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	5,039,026	4,918,834
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	532,237	540,819
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	3.623%	20,000,000	20,031,830
FMC GMSR Issuer Trust(a),(h)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	29,000,000	29,845,275
GCAT LLC(a),(h)
CMO Series 2019-2 Class A1
06/25/2024	3.475%	12,367,399	12,370,621
CMO Series 2019-3 Class A1
10/25/2049	3.352%	11,407,381	11,404,715
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	3.674%	18,100,000	18,099,953
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	17,367,216	17,254,984
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-1 Class M1
06/25/2048	4.548%	8,700,000	8,860,003
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	16,496,145	16,513,116
Legacy Mortgage Asset Trust(a),(h)
CMO Series 2019-GS5 Class A1
05/25/2059	3.200%	12,047,591	12,054,742
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	20,171,641	20,400,801
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	8,400,650	8,395,400
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	11,468,316	11,461,148
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2019-NQM4 Class A3
09/25/2059	2.797%	11,857,411	11,829,054
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	26,961,965	27,180,669
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	5,804,205	5,830,861
Series 2018-PLS1 Class D
01/25/2023	4.374%	11,608,409	11,672,538
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	7,948,807	8,015,464
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	10,810,378	10,900,546
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.223%	5,577,000	5,577,687
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	3.773%	14,700,000	14,705,386
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	3.805%	21,301,042	21,284,631

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.555%	18,780,658	18,922,037
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.558%	35,000,000	35,212,065
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.473%	25,000,000	25,085,180
Preston Ridge Partners Mortgage LLC(a),(h)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	13,838,394	13,854,791
CMO Series 2018-3A Class A1
10/25/2023	4.483%	17,279,548	17,473,810
CMO Series 2019-1A Class A1
01/25/2024	4.500%	26,075,691	26,447,108
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	15,873,867	15,912,083
PRPM LLC(a),(h)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	23,862,205	23,812,640
CMO Series 2019-3A Class A2
07/25/2024	4.458%	17,000,000	17,008,128
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	3.658%	11,700,000	11,692,993
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.458%	10,000,000	10,003,828
RBSSP Resecuritization Trust(a),(h)
CMO Series 2010-1 Class 3A2
08/26/2035	4.622%	5,293,231	5,362,527
RCO V Mortgage LLC(a),(h)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	8,232,283	8,267,120
CMO Series 2019-2 Class A1
11/25/2024	3.475%	29,493,283	29,513,728
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	23,549,636	23,637,961
Toorak Mortgage Corp., Ltd.(a),(h)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	8,500,000	8,583,478
Toorak Mortgage Corp., Ltd.(h)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	13,200,000	13,183,352
VCAT Asset Securitization LLC(a),(c),(e),(h)
CMO Series 2019-NPL2 Class A1
11/25/2059	3.573%	21,150,000	21,150,000
VCAT LLC(a)
CMO Series 2019-NPL1 Class A1
02/25/2049	4.360%	10,446,706	10,523,648
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	4,350,209	4,347,387
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	7,200,000	7,242,199
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	20,110,556	20,227,169
Vericrest Opportunity Loan Trust(a),(h)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	14,268,379	14,250,632
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	8,312,416	8,310,014
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	20,865,947	20,865,077
Vericrest Opportunity Loan Trust LXXXIV LLC(a),(h)
CMO Series 2019-NP10 Class A1A
12/26/2049	3.426%	7,100,000	7,094,125
Verus Securitization Trust(a)
CMO Series 2018-1 Class A3
02/25/2048	3.205%	5,994,949	6,000,607
Verus Securitization Trust(a),(h)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	5,017,574	5,073,633
CMO Series 2019-2 Class A2
04/25/2059	3.345%	4,495,463	4,519,505
CMO Series 2019-2 Class A3
04/25/2059	3.448%	4,327,987	4,351,226
CMO Series 2019-2 Class M1
04/25/2059	3.781%	10,722,000	10,790,925
CMO Series 2019-3 Class M1
07/25/2059	3.139%	11,490,000	11,542,042

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	9,656,729	9,692,837
CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	7,299,977
Visio Trust(a),(h)
CMO Series 2019-1 Class A2
06/25/2054	3.673%	5,531,976	5,549,376
CMO Series 2019-1 Class A3
06/25/2054	3.825%	4,736,602	4,743,541
CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,658,460
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	4,255,903
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,072,509,576)			1,078,230,562

Senior Loans 6.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Doncasters US Finance LLC(o),(p)
Tranche B Term Loan
04/09/2020	0.000%	940,892	660,196
TransDigm, Inc.(b),(o)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 05/30/2025	4.202%	1,588,402	1,586,306
Tranche F Term Loan
3-month USD LIBOR + 2.500% 06/09/2023	4.202%	965,297	965,297
Wesco Aircraft Hardware Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/28/2021	4.210%	500,000	499,690
Total			3,711,489
Airlines 0.1%
American Airlines, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 10/10/2021	3.758%	959,596	959,836
3-month USD LIBOR + 1.750% 06/27/2025	3.450%	2,000,000	1,981,760
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United AirLines, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	3.452%	994,898	997,803
WestJet Airlines Ltd.(b),(o),(q)
Tranche B Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 08/07/2026		475,000	477,441
Total			4,416,840
Automotive 0.1%
Dayco Products LLC/Mark IV Industries, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 05/19/2023	6.159%	755,625	657,394
Navistar, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	5.270%	1,682,743	1,672,933
Panther BF Aggregator 2 LP(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	5.202%	2,000,000	1,998,760
Total			4,329,087
Brokerage/Asset Managers/Exchanges 0.1%
AlixPartners LLP(b),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/04/2024	4.452%	997,442	1,001,363
Blackstone CQP Holdco LP(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 09/30/2024	5.656%	1,496,250	1,494,140
Greenhill & Co., Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 04/12/2024	5.015%	487,500	470,438

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Victory Capital Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 07/01/2026	5.349%	1,060,364	1,064,785
Total			4,030,726
Building Materials 0.1%
Apex Tool Group LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.250% 08/01/2024	7.202%	761,446	724,463
APi Group, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2026	0.000%	450,000	451,971
Covia Holdings Corp.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 06/01/2025	6.043%	1,491,225	1,043,544
Ply Gem Midco, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025	5.509%	1,587,462	1,565,635
QUIKRETE Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	4.452%	1,255,651	1,254,873
SRS Distribution, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 05/23/2025	4.952%	493,750	484,492
US Silica Co.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.750%	935,731	794,791
Wilsonart LLC(b),(o)
Tranche D Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/19/2023	5.360%	994,911	983,300
Total			7,303,069
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
Charter Communications Operating LLC/Safari LLC(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	3.450%	685,281	688,091
Cogeco Communications (U.S.A.) II LP(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2025	3.952%	1,409,208	1,411,561
CSC Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	4.015%	496,250	494,761
3-month USD LIBOR + 2.500% 04/15/2027	4.327%	1,017,188	1,017,442
Iridium Communications(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/04/2026	5.452%	875,000	883,208
MCC Iowa LLC(b),(o)
Tranche M Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	3.590%	1,242,395	1,247,576
Telesat Canada(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 11/17/2023	4.610%	1,448,591	1,448,229
Telesat LLC(b),(o),(q)
Term Loan
3-month USD LIBOR + 2.750% 11/21/2026		1,450,000	1,448,187
Virgin Media Bristol LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	4.265%	2,175,000	2,175,304
Total			10,814,359

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.5%
Alpha 3 BV/Atotech(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 01/31/2024	5.104%	571,878	564,490
Aruba Investments, Inc./ANGUS Chemical Co.(b),(c),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/02/2022	5.354%	969,620	967,196
Ascend Performance Materials Operations LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 08/27/2026	7.354%	950,000	950,000
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	3.854%	1,668,376	1,668,676
Chemours Co. (The)(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	3.460%	3,749,292	3,550,129
ColourOz Investment 1 GmbH(b),(o)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	4.936%	162,039	130,712
ColourOz Investment 2 LLC(b),(o)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	4.936%	980,205	790,702
Element Solutions, Inc./MacDermid, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.250% 01/31/2026	3.702%	1,741,862	1,744,040
Hexion, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/01/2026	5.600%	1,720,688	1,719,621
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos US Finance LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	3.702%	1,756,431	1,745,945
Invictus U.S. Newco LLC/SK Intermediate II SARL(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	8.677%	425,000	393,835
Kraton Polymers LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/08/2025	4.202%	506,514	504,741
Messer Industries GmbH(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/01/2026	4.604%	1,990,000	1,993,861
Minerals Technologies, Inc.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 02/14/2024	4.031%	750,000	750,937
Momentive Performance Materials, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/15/2024	4.960%	1,496,250	1,476,619
Nouryon Finance BV/AkzoNobel(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.005%	2,939,309	2,906,976
PQ Corp.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 02/08/2025	4.427%	546,431	547,459
Ravago Holdings America, Inc.(b),(c),(o)
Term Loan
3-month USD LIBOR + 2.750% 07/13/2023	4.460%	136,331	135,991
Schenectady International Group, Inc.(b),(c),(o)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	6.794%	694,750	673,907

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Solenis Holdings LLC(b),(o),(q)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	5.909%	1,715,938	1,618,695
Trinseo Materials Operating SCA(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 09/06/2024	3.702%	535,297	531,786
Tronox Finance LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 09/23/2024	4.609%	602,158	600,803
Univar U.S.A., Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 07/01/2024	3.952%	500,127	501,197
Univar U.S.A., Inc.(b),(o),(q)
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% 07/01/2026		1,200,000	1,200,348
Vantage Specialty Chemicals, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/28/2024	5.310%	494,962	428,969
Vantage Specialty Chemicals, Inc.(b),(c),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 10/27/2025	10.159%	600,000	516,000
Total			28,613,635
Construction Machinery 0.1%
Altra Industrial Motion Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 10/01/2025	3.702%	677,239	675,336
Columbus McKinnon Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 01/31/2024	4.604%	903,641	907,030
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Douglas Dynamics LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/31/2021	4.710%	233,834	232,812
DXP Enterprises, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 08/29/2023	6.452%	784,000	783,020
North American Lifting Holdings, Inc./TNT Crane & Rigging, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 11/27/2020	6.604%	906,055	743,871
United Rentals, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	3.452%	495,000	496,946
Vertiv Group Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	5.927%	927,155	905,135
Total			4,744,150
Consumer Cyclical Services 0.3%
Cast & Crew Payroll LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 02/09/2026	5.710%	997,494	1,000,616
DTZ U.S. Borrower LLC/Cushman & Wakefield(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 08/21/2025	4.952%	1,114,991	1,116,384
GoDaddy Operating Co., LLC/Finance Co., Inc.(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/15/2024	3.452%	1,000,415	1,004,587
Prime Security Services Borrower LLC/Protection 1 Security Solutions(b),(o)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/23/2026	5.035%	2,500,000	2,471,250

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ServiceMaster Co., LLC(b),(o),(q)
Term Loan
3-month USD LIBOR + 1.750% 11/05/2026		750,000	750,938
Sotheby’s(b),(o)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 01/15/2027	7.265%	1,403,532	1,365,370
Staples, Inc.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	6.781%	746,250	736,243
Uber Technologies, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	5.202%	2,245,345	2,187,617
USS Ultimate Holdings, Inc./United Site Services, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	5.950%	444,332	440,169
Waterbridge Operating LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	7.834%	1,200,000	1,131,000
Web.com Group, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	5.513%	500,000	491,050
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/09/2026	9.513%	731,809	701,168
Weight Watchers International, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.750% Floor 0.750% 11/29/2024	6.860%	518,862	518,577
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
West Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/10/2024	5.927%	902,247	727,436
Total			14,642,405
Consumer Products 0.1%
Serta Simmons Bedding LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	5.256%	1,159,595	675,951
SIWF Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	5.952%	543,125	534,299
Steinway Musical Instruments, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 02/14/2025	5.513%	1,477,500	1,462,725
Total			2,672,975
Diversified Manufacturing 0.2%
Allnex & Cy SCA(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	5.163%	1,103,407	1,064,324
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	5.163%	831,331	801,885
Bright Bidco BV/Lumileds LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/30/2024	5.473%	1,197,462	565,525
Brookfield WEC Holdings, Inc./Westinghouse Electric Co., LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 08/01/2025	5.202%	1,719,544	1,718,116

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	25

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CPI Holdco LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 11/04/2026	5.952%	1,125,000	1,122,188
EWT Holdings III Corp.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/20/2024	4.702%	930,597	932,923
Gardner Denver, Inc.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	4.452%	1,518,496	1,523,098
Gates Global LLC(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	4.452%	1,711,389	1,705,588
RBS Global, Inc./Rexnord LLC(b),(o),(q)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 08/21/2024	3.472%	1,000,000	1,002,050
Welbilt, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/23/2025	4.202%	500,000	500,625
Total			10,936,322
Electric 0.3%
AES Corp. (The)(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 05/31/2022	3.659%	22,564	22,547
Astoria Energy LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/24/2021	5.710%	737,797	737,104
Calpine Construction Finance Co., LP(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 01/15/2025	4.202%	1,492,405	1,494,897
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 01/15/2024	4.610%	527,482	528,701
Carroll County Energy LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	5.604%	482,714	482,714
CPV Shore Holdings LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	5.460%	470,951	471,247
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/02/2023	5.452%	1,905,375	1,903,793
Edgewater Generation LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	5.452%	1,739,362	1,646,307
EFS Cogen Holdings I LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 06/28/2023	5.245%	973,567	967,657
Exgen Renewables IV LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/28/2024	4.910%	977,543	938,441
Frontera Generation Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/02/2025	6.015%	810,430	680,762
Helix Gen Funding LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 06/03/2024	5.452%	750,000	717,337

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LMBE-MC Holdco II LLC(b),(c),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	6.110%	689,388	689,388
Nautilus Power LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.952%	1,694,217	1,651,353
Vistra Operations Co., LLC(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	3.464%	1,401,763	1,405,702
West Deptford Energy LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	5.452%	525,000	515,813
WG Partners Acquisition LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/15/2023	5.604%	610,505	601,347
Total			15,455,110
Environmental 0.1%
Advanced Disposal Services, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 11/10/2023	3.848%	1,025,319	1,026,949
EnergySolutions LLC/Envirocare of Utah LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	5.854%	790,000	741,281
GFL Environmental, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.702%	989,975	978,838
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
US Ecology, Inc.(b),(o),(q)
Term Loan
3-month USD LIBOR + 2.500% 11/02/2026		1,000,000	1,006,250
Total			3,753,318
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	3.474%	1,948,698	1,955,830
Ellie Mae, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	5.863%	1,000,000	995,940
FinCo I LLC/Fortress Investment Group(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 12/27/2022	3.702%	1,702,079	1,705,857
Total			4,657,627
Food and Beverage 0.2%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.508%	904,527	905,277
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.508%	1,686,397	1,654,069
Aramark Intermediate HoldCo Corp.(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 03/28/2024	3.452%	551,419	552,566
Dole Food Co., Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/06/2024	4.461%	1,600,366	1,579,465
JBS U.S.A. Lux SA(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 05/01/2026	4.202%	1,766,125	1,772,924

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	27

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United Natural Foods, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 10/22/2025	5.952%	794,000	652,819
US Foods, Inc./US Foodservice, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 06/27/2023	0.000%	1,699,653	1,701,302
Total			8,818,422
Foreign Agencies 0.0%
Oxea Holding Vier GmbH(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	5.563%	561,873	561,525
Gaming 0.3%
Affinity Gaming(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 01/31/2025	9.952%	400,000	380,500
Aristocrat Leisure Ltd.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	3.716%	1,476,152	1,480,507
Caesars Resort Collection LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	4.452%	1,557,406	1,544,682
CBAC Borrower LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	5.702%	557,297	541,509
CCM Merger, Inc./MotorCity Casino Hotel(b),(o)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/06/2021	3.952%	1,105,710	1,104,051
CityCenter Holdings LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 04/18/2024	3.952%	706,705	707,589
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Eldorado Resorts, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.250% 04/17/2024	4.007%	1,795,140	1,793,650
Gateway Casinos & Entertainment Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	5.104%	543,125	535,320
Golden Nugget, Inc./Landry’s, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 10/04/2023	4.683%	1,125,026	1,124,204
Hard Rock Northern Indiana(b),(o),(q)
Delayed Draw Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 10/17/2025		1,072,297	1,050,851
3-month USD LIBOR + 9.000% Floor 2.000% 11/06/2025		77,703	76,149
Mohegan Tribal Gaming Authority(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/13/2023	5.702%	1,994,579	1,845,405
PCI Gaming Authority(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 05/29/2026	4.702%	475,226	477,602
Scientific Games International, Inc.(b),(o)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	4.452%	2,337,904	2,326,215
Stars Group Holdings BV(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	5.604%	1,927,265	1,934,665
Total			16,922,899

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.4%
Acadia Healthcare Co., Inc.(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 02/16/2023	4.202%	980,481	981,550
Air Methods Corp.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/22/2024	5.604%	659,813	543,897
athenahealth, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 02/11/2026	6.401%	497,500	496,381
Carestream Health, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 02/28/2021	7.202%	638,345	618,799
Change Healthcare Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	4.202%	979,562	978,828
DaVita, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/12/2026	3.952%	1,000,000	1,004,730
Diplomat Pharmacy, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 12/20/2024	6.409%	794,616	691,316
Envision Healthcare Corp.(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	5.452%	1,166,188	913,999
Gentiva Health Services, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	5.500%	1,073,326	1,076,685
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.(b),(o)
Tranche B12 Term Loan
3-month USD LIBOR + 1.750% 03/13/2025	3.452%	737,516	740,384
IQVIA, Inc./Quintiles IMS(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	3.854%	493,750	494,614
National Mentor Holdings, Inc./Civitas Solutions, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	5.960%	1,468,406	1,470,859
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	5.960%	29,240	29,289
Ortho-Clinical Diagnostics, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2025	5.306%	1,073,116	1,057,910
Owens & Minor, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 04/30/2025	6.281%	1,012,188	904,896
PAREXEL International Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 09/27/2024	4.452%	697,247	672,348
Phoenix Guarantor, Inc./BrightSpring(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 03/05/2026	6.270%	498,750	500,934
Pluto Acquisition I, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 06/22/2026	6.953%	997,500	977,550
RegionalCare Hospital Partners Holdings, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/16/2025	6.202%	1,989,987	2,000,256

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	29

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	4.580%	1,554,334	1,546,563
Sotera Health Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/15/2022	4.927%	1,088,842	1,081,579
Team Health Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/06/2024	4.452%	487,500	342,318
Upstream Rehabilitation Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/20/2026	6.202%	750,000	750,937
Total			19,876,622
Leisure 0.2%
Crown Finance US, Inc./Cineworld Group PLC(b),(o)
Term Loan
3-month USD LIBOR + 2.250% 02/28/2025	3.952%	1,980,463	1,972,541
Formula One Management Ltd.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	4.202%	1,098,574	1,089,873
Life Time Fitness, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/10/2022	4.658%	1,598,555	1,598,268
Metro-Goldwyn-Mayer, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	4.210%	717,750	710,573
Metro-Goldwyn-Mayer, Inc.(b),(c),(o)
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	6.210%	550,000	532,125
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NAI Entertainment Holdings LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	4.210%	618,750	617,203
Six Flags Theme Parks, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/17/2026	3.460%	498,750	499,284
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(o)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	4.554%	1,693,566	1,662,878
Total			8,682,745
Lodging 0.0%
Four Seasons Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 11/30/2023	3.702%	994,885	999,302
Hilton Worldwide Finance LLC(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 06/22/2026	3.458%	887,698	891,471
Total			1,890,773
Media and Entertainment 0.5%
Cengage Learning, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/07/2023	5.952%	1,404,940	1,282,978
Clear Channel Outdoor Holdings, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	5.202%	1,000,000	1,002,680
Creative Artists Agency LLC(b),(o),(q)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026		2,000,000	1,999,160

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cumulus Media New Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/31/2026	5.452%	500,000	502,410
Diamond Sports Group LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 08/24/2026	4.960%	1,750,000	1,743,980
Emerald Expositions Holding, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	4.452%	1,680,377	1,596,358
Entravision Communications Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	4.452%	545,927	525,002
Gray Television, Inc.(b),(o)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	4.281%	1,844,451	1,849,837
iHeartCommunications, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 05/01/2026	5.781%	191,570	192,686
ION Media Networks, Inc.(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 12/18/2024	4.750%	1,549,109	1,547,653
Learfield Communications LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.960%	1,176,934	1,179,288
Lions Gate Capital Holdings LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	3.952%	1,699,157	1,653,840
Meredith Corp.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	4.452%	1,477,880	1,484,471
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mission Broadcasting, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	4.031%	105,810	105,912
Montreign Operating Co., LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 01/24/2023	10.159%	1,329,967	1,158,495
NASCAR Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 10/19/2026	4.513%	718,085	722,674
NEP Group, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	4.952%	994,988	931,308
Nexstar Broadcasting, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	3.952%	532,494	533,011
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 09/18/2026	4.452%	1,000,000	1,003,750
Nielsen Finance LLC/VNU, Inc.(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	3.758%	1,946,963	1,940,538
Radio One, Inc.(b),(c),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/18/2023	5.710%	1,331,734	1,271,806
Sinclair Television Group, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	3.960%	1,492,327	1,494,655

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	31

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 03/15/2024	4.452%	988,655	967,419
Total			26,689,911
Metals and Mining 0.0%
Big River Steel LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.104%	404,123	399,326
Harsco Corp.(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 12/06/2024	4.000%	479,181	479,579
Total			878,905
Midstream 0.1%
Buckeye Partners LP(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 11/01/2026	4.531%	525,000	528,937
Equitrans Midstream Corp.(b),(o)
Term Loan
3-month USD LIBOR + 4.500% 01/31/2024	6.210%	496,250	471,189
GIP III Stetson I/II LP(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	6.013%	1,650,009	1,299,382
Lower Cadence Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 05/22/2026	5.702%	648,375	611,093
Prairie ECI Acquiror LP(b),(o),(q)
Term Loan
3-month USD LIBOR + 4.750% 03/11/2026	6.854%	2,462,500	2,357,844
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Southcross Energy Partners LP(b),(o),(r)
Debtor in Possession Letter of Credit Term Loan
3-month USD LIBOR + 9.000% 12/30/2019	13.750%	91,416	90,959
Debtor in Possession Term Loan
3-month USD LIBOR + 10.000% Floor 1.000% 12/30/2019	11.770%	49,863	49,863
Delayed Draw Debtor in Possession Term Loan
3-month USD LIBOR + 10.000% 12/30/2019	11.770%	49,445	49,445
Southcross Energy Partners LP(b),(o)
Term Loan
3-month USD LIBOR + 11.000% 10/01/2019	10.000%	236,983	139,820
3-month USD LIBOR + 5.250% 12/30/2019	10.000%	200,206	190,196
3-month USD LIBOR + 5.250% Floor 1.000% 12/30/2019	0.000%	72,056	68,454
Stonepeak Lonestar Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.500% 10/19/2026	6.502%	1,500,000	1,480,320
Total			7,337,502
Oil Field Services 0.1%
Apergy Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	4.250%	1,330,610	1,327,283
Fieldwood Energy LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 04/11/2022	7.177%	275,952	222,316
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 04/11/2023	9.177%	372,536	195,350

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McDermott International, Inc.(b),(o),(q)
Term Loan
3-month USD LIBOR + 10.000% Floor 1.000% 10/21/2021		253,872	255,585
McDermott International, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 05/09/2025	7.104%	664,875	318,382
MRC Global, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	4.702%	1,049,806	1,049,807
Traverse Midstream Partners LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 09/27/2024	5.710%	2,712,725	2,338,043
Total			5,706,766
Other Financial Institutions 0.1%
IRI Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 12/01/2025	6.202%	1,243,119	1,176,823
Lifescan Global Corp.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	8.056%	1,255,437	1,115,996
Trans Union LLC(b),(o)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 11/16/2026	3.452%	1,282,557	1,283,045
UFC Holdings LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/29/2026	4.960%	1,569,449	1,576,323
Total			5,152,187
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.2%
Filtration Group Corp.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 03/29/2025	4.702%	853,018	854,221
Hamilton Holdco LLC/Reece International Pty Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 07/02/2025	4.110%	994,962	994,962
Harland Clarke Holdings Corp.(b),(o)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 11/03/2023	6.854%	1,188,583	902,206
Hillman Group, Inc. (The)(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	5.702%	666,562	634,068
II-VI, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 09/24/2026	5.208%	1,500,000	1,500,945
Interior Logic Group Holdings IV LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	6.104%	841,500	767,869
Lightstone Holdco LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	5.452%	1,289,449	1,153,257
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	5.452%	72,727	65,045
Titan Acquisition Ltd./Husky IMS International Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	4.702%	1,639,016	1,566,391
Total			8,438,964

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	33

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.1%
ESH Hospitality, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 09/18/2026	3.702%	1,000,000	1,001,860
RHP Hotel Properties LP(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 05/11/2024	3.710%	465,000	465,967
VICI Properties 1 LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/20/2024	3.716%	1,811,364	1,816,653
Total			3,284,480
Packaging 0.2%
Anchor Glass Container Corp.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	4.516%	819,340	567,647
Berry Global, Inc.(b),(o)
Tranche X Term Loan
3-month USD LIBOR + 2.000% 01/19/2024	3.758%	1,199,645	1,203,100
Consolidated Container Co., LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 05/22/2024	4.452%	441,020	437,161
Flex Acquisition Co., Inc./Novolex(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/29/2023	5.093%	1,119,723	1,085,011
LABL, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.500% 07/01/2026	6.281%	775,000	772,900
Packaging Coordinators Midco, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	6.110%	692,715	686,654
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Plastipak Holdings, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/14/2024	4.200%	1,722,518	1,704,225
Printpack Holdings, Inc.(b),(c),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/26/2023	4.750%	748,700	746,828
ProAmpac PG Borrower LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/20/2023	5.389%	872,144	835,078
ProAmpac PG Borrower LLC(b),(c),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.000% 11/18/2024	10.404%	700,000	659,750
Reynolds Group Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	4.452%	2,240,846	2,243,848
Spectrum Holdings III Corp.(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 01/31/2026	8.702%	425,000	330,438
Tricorbraun Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/30/2023	5.859%	437,932	429,720
Trident TPI Holdings, Inc.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 10/17/2024	4.702%	707,375	668,088

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Twist Beauty International Holdings S.A.(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/22/2024	4.835%	589,766	564,701
Total			12,935,149
Pharmaceuticals 0.2%
Bausch Health Companies, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	4.765%	1,504,693	1,510,802
3-month USD LIBOR + 2.750% 11/27/2025	4.515%	196,875	197,564
Catalent Pharma Solutions, Inc.(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 05/18/2026	3.952%	995,000	995,249
Endo Finance Co. I SARL(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 0.750% 04/29/2024	6.000%	1,454,871	1,337,477
Grifols Worldwide Operations Ltd.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 11/15/2027	3.765%	755,513	759,578
3-month USD LIBOR + 2.250% 11/15/2027	3.765%	619,726	623,264
Jaguar Holding Co. I LLC/Pharmaceutical Product Development LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 08/18/2022	4.202%	1,244,750	1,245,746
Mallinckrodt International Finance SA(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 02/24/2025	4.909%	967,482	749,799
RPI Finance Trust(b),(o)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 03/27/2023	3.702%	1,385,269	1,392,846
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sunshine Luxembourg VII SARL(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 10/01/2026	6.349%	600,000	601,608
Total			9,413,933
Property & Casualty 0.1%
Asurion LLC(b),(o)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.500% 08/04/2025	8.202%	725,000	730,213
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	4.702%	1,113,092	1,114,951
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	4.702%	403,982	404,297
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	4.702%	994,962	995,738
HUB International Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	4.690%	823,914	812,001
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	4.952%	1,992,500	1,955,499
USI, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	5.104%	1,756,956	1,733,166
Total			7,745,865
Railroads 0.0%
Genesee & Wyoming, Inc.(b),(o),(q)
Term Loan
3-month USD LIBOR + 2.000% 11/06/2026		875,000	880,784

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	35

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
Carrols Restaurant Group, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 04/30/2026	4.960%	498,750	485,034
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.216%	616,491	616,183
KFC Holding Co./Yum! Brands(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	3.513%	1,650,199	1,653,631
New Red Finance, Inc./Burger King/Tim Hortons(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	3.452%	2,700,749	2,699,399
Whatabrands LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 08/02/2026	5.035%	1,500,000	1,504,380
Total			6,958,627
Retailers 0.1%
Academy Ltd.(o),(p)
Term Loan
07/01/2022	0.000%	477,938	354,869
AI Aqua Merger Sub, Inc.(b),(c),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.952%	343,000	328,423
AI Aqua Merger Sub, Inc.(b),(o)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.952%	633,236	609,489
ASP Unifrax Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 12/12/2025	5.854%	496,250	411,888
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bass Pro Group LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 09/25/2024	6.702%	483,797	474,876
Belk, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 6.750% Floor 1.000% 07/31/2025	8.803%	529,280	394,880
BJ’s Wholesale Club, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/03/2024	4.509%	729,264	730,438
Burlington Coat Factory Warehouse Corp.(b),(o)
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 11/17/2024	3.770%	721,424	722,780
Harbor Freight Tools U.S.A., Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/18/2023	4.202%	1,924,914	1,881,487
Michaels Stores, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 01/30/2023	4.203%	991,540	938,066
Party City Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/19/2022	4.210%	1,140,036	1,021,758
Total			7,868,954
Supermarkets 0.0%
Albertsons LLC(b),(o)
Tranche B7 Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 11/17/2025	4.452%	247,418	248,895

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B8 Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 08/17/2026	4.452%	833,226	838,134
Total			1,087,029
Technology 1.2%
Ascend Learning LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.702%	1,364,535	1,364,535
Avaya, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	6.015%	1,826,765	1,739,080
CDS US Intermediate Holdings, Inc.(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 07/10/2023	10.354%	1,000,000	765,830
Celestica, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	3.825%	991,231	971,406
CommScope, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	4.952%	3,500,000	3,473,015
Cyxtera DC Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	4.770%	1,994,911	1,655,218
Dawn Acquisition LLC(b),(o),(q)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	5.854%	1,868,438	1,736,096
DCert Buyer, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	5.702%	650,000	644,722
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dell International LLC/EMC Corp.(b),(o),(q)
Tranche B1 Term Loan
3-month USD LIBOR + 2.000% 09/19/2025	3.710%	2,787,147	2,801,556
Dun & Bradstreet Corp. (The)(b),(o)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	6.700%	750,000	753,750
Evertec Group LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	5.286%	1,493,737	1,501,206
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	4.952%	1,834,942	1,826,098
Hyland Software, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	5.202%	687,251	688,756
Infor US, Inc.(b),(o)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/01/2022	4.854%	884,314	885,172
Informatica LLC(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 08/05/2022	4.952%	821,206	821,501
ION Trading Technologies SARL(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/21/2024	6.064%	1,493,194	1,396,509
Leidos, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 08/22/2025	3.500%	783,730	786,528
MA FinanceCo LLC/Micro Focus International PLC(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 11/19/2021	3.952%	342,594	342,381

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	37

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.202%	212,735	211,339
Maxar Technologies Ltd.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	4.854%	980,000	867,653
McAfee LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	5.452%	1,017,578	1,018,341
Microchip Technology, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025	3.710%	1,542,264	1,540,984
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.696%	673,196	657,632
Monotype Imaging Holdings Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.500% 10/09/2026	7.482%	1,500,000	1,410,000
MYOB US Borrower LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	5.702%	1,296,750	1,299,992
Natel Engineering Co., Inc.(b),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 04/30/2026	6.781%	597,000	571,627
Neustar, Inc.(b),(o)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	5.202%	1,993,664	1,862,083
Oberthur Technologies Holding SAS(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	5.854%	825,023	794,819
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ON Semiconductor Corp.(b),(o),(q)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 09/19/2026	3.702%	2,000,000	2,007,300
Perspecta, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/30/2025	3.952%	814,688	813,669
Plantronics, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	4.202%	1,633,460	1,542,803
Project Alpha Intermediate Holding, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.490%	479,855	474,658
3-month USD LIBOR + 4.250% 04/26/2024	6.240%	1,469,094	1,467,875
Rackspace Hosting, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/03/2023	4.902%	1,433,686	1,342,690
Refinitiv US Holdings, Inc.(a),(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.452%	1,987,487	1,999,074
Riverbed Technology, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/24/2022	4.960%	907,003	718,519
RP Crown Parent LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 10/12/2023	4.450%	497,442	497,288
Sabre GLBL, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 02/22/2024	3.702%	1,867,395	1,872,064

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Science Applications International Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	3.452%	990,000	989,644
SCS Holdings I, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 07/01/2026	6.354%	872,813	872,027
Seattle SpinCo, Inc./Micro Focus International PLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.202%	1,190,788	1,182,977
SS&C Technologies Holdings, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	3.952%	314,423	315,898
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	3.952%	204,676	205,636
Tranche B5 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	3.952%	1,989,879	1,999,331
Tempo Acquisition LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	4.702%	1,923,536	1,923,940
TIBCO Software, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 06/30/2026	5.780%	997,500	999,994
TTM Technologies, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	4.281%	1,885,898	1,888,255
Ultimate Software Group, Inc. (The)(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.452%	2,000,000	2,008,880
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Verint Systems, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 06/28/2024	3.843%	578,829	581,365
Veritas US, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 01/27/2023	6.267%	718,116	669,305
Verscend Holding Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 08/27/2025	6.202%	1,067,981	1,068,782
Western Digital Corp.(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/29/2023	3.452%	1,784,193	1,778,466
Xperi Corp.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 12/01/2023	4.202%	405,764	395,620
Total			64,003,889
Transportation Services 0.0%
HFOTCO LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/26/2025	7.000%	1,493,706	1,491,839
Wireless 0.1%
Cellular South, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	4.177%	493,687	489,678
Numericable US LLC(b),(o)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	4.452%	975,000	945,750
SBA Senior Finance II LLC(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	3.460%	2,489,918	2,489,395

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	39

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Communications, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/02/2024	4.250%	1,029,020	1,017,444
3-month USD LIBOR + 3.000% Floor 0.750% 02/02/2024	4.750%	994,988	989,704
Total			5,931,971
Wirelines 0.1%
CenturyLink, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	4.452%	1,311,737	1,311,002
Level 3 Financing, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/01/2027	3.952%	843,319	842,898
Southwire Co., LLC(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 05/19/2025	3.452%	987,500	982,869
Windstream Services LLC(b),(o),(r)
Debtor in Possession Term Loan
3-month USD LIBOR + 2.500% 02/26/2021	4.210%	1,000,000	999,380
Windstream Services LLC(b),(o)
Tranche B6 Term Loan
3-month USD LIBOR + 6.000% Floor 0.750% 03/29/2021	9.750%	599,908	569,012
Total			4,705,161
Total Senior Loans (Cost $366,338,366)			357,346,014

U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2048	3.000%	8,265,000	9,659,719
Total U.S. Treasury Obligations (Cost $8,197,847)			9,659,719

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
iHeartCommunications, Inc.(i)	11,995	177,430
Total Communication Services		177,430
Total Warrants (Cost $203,915)		177,430

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(s),(t)	187,482,807	187,482,807
Total Money Market Funds (Cost $187,483,856)		187,482,807
Total Investments in Securities (Cost: $5,653,527,778)		5,772,013,718
Other Assets & Liabilities, Net		(454,851,177)
Net Assets		5,317,162,541

At November 30, 2019, securities and/or cash totaling $40,507,854 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
480,031,878 MXN	24,944,755 USD	Morgan Stanley	12/10/2019	442,362	—
52,223,458 EUR	57,713,449 USD	UBS	12/10/2019	139,907	—
Total				582,269	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	4,221	03/2020	USD	909,988,244	—	(42,548)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(5,379)	03/2020	USD	(695,824,078)	794,780	—
U.S. Treasury 5-Year Note	(796)	03/2020	USD	(94,699,125)	10,591	—
U.S. Ultra Treasury Bond	(1,744)	03/2020	USD	(327,381,500)	—	(1,036,581)
Total					805,371	(1,036,581)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(210,000,000)	(210,000,000)	1.15	11/29/2019	(1,701,000)	(21)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(210,000,000)	(210,000,000)	1.15	11/29/2019	(1,785,000)	(21)
Total							(3,486,000)	(42)

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.017%	Receives at Maturity, Pays at Maturity	JPMorgan	12/21/2028	USD	41,750,000	(909,994)	—	—	—	—	(909,994)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.953%	Receives at Maturity, Pays at Maturity	JPMorgan	01/08/2029	USD	42,000,000	(631,554)	—	—	—	—	(631,554)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.193%	Receives at Maturity, Pays at Maturity	Morgan Stanley	12/07/2028	USD	45,300,000	(1,795,699)	—	—	—	—	(1,795,699)
Total							(3,337,247)	—	—	—	—	(3,337,247)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	41

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Irregular, Pays Irregular	Morgan Stanley	01/09/2026	MXN	580,000,000	(815,114)	—	—	—	(815,114)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Irregular, Pays Irregular	Morgan Stanley	01/21/2026	MXN	211,000,000	(444,800)	—	—	—	(444,800)
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	1,115,809	—	—	1,115,809	—
Total							(144,105)	—	—	1,115,809	(1,259,914)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	13,000,000	195,732	(5,416)	550,377	—	—	(360,061)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	24,000,000	361,351	(10,000)	1,387,626	—	—	(1,036,275)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	24,000,000	361,351	(10,000)	1,429,386	—	—	(1,078,035)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,500,000	295,050	(4,375)	595,348	—	—	(304,673)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	24,000,000	674,400	(10,000)	1,343,633	—	—	(679,233)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	24,000,000	674,400	(10,000)	1,249,159	—	—	(584,759)
Total							2,562,284	(49,791)	6,555,529	—	—	(4,043,036)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	USD	470,270,000	(10,784,412)	—	—	—	(10,784,412)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	7.780%
3-Month USD LIBOR	London Interbank Offered Rate	1.907%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	2.051%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2019, the total value of these securities amounted to $3,210,712,576, which represents 60.38% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2019.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Strategic Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2019, the total value of these securities amounted to $35,813,084, which represents 0.67% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2019.
(i)	Non-income producing investment.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2019.
(k)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(o)	The stated interest rate represents the weighted average interest rate at November 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(p)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2019, the total value of these securities amounted to $1,015,065, which represents 0.02% of total net assets.
(q)	Represents a security purchased on a forward commitment basis.
(r)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(s)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(t)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	247,839,387	460,151,256	(520,507,836)	187,482,807	8,924	10,755	1,280,433	187,482,807
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2019	43